DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due from related parties	$ 102,330	$ 102,118	$ 115,842
Current portion		102,118	115,842
Lifschultz Enterprise Company LLC
Due from related parties	102,330	102,118	115,842
Current portion	0	102,118	115,842
Non-current portion	$ (102,330)	$ 0	$ 0